SIGNIFICANT ACCOUNTING JUDGMENTS AND ESTIMATES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Judgements And Estimates [Abstract]
Schedule of Changes in Assumptions Impact on Impairment Analysis	These
changes in assumptions could have the following impact on the Group’s impairment analysis as of December 31, 2023:

Impact from Pricing	Scenario 1(a)	Scenario 2(b)
Headroom/(impairment)	$(473,510)	$7,532,007
(a)Scenario 1 includes commodity base prices of $2.04 and $39.23 for natural gas and oil, respectively, representing the lowest annual average over the last 10 years. Under this scenario, 4 fields are impaired for a total impairment charge of $473,510.
(b)Scenario 2 includes commodity base prices of $6.42 and $94.79 for natural gas and oil, respectively, representing the highest annual average over the last 10 years. Under this scenario, no fields are impaired.

Impact from Discount Rate	Scenario 1(a)	Scenario 2(b)
Headroom/(impairment)	$1,253,634	$627,047
(a)Scenario 1 represents the Group’s reserves at a discount rate of 9.5%, which represents the lowest rate used by the Group in an acquisition over the past 3 years. Under this scenario, 1 field is impaired for a total impairment charge of $7,265.
(b)Scenario 2 represents the Group’s reserves at a discount rate of 13.5%, which represents the highest rate used by the Group in an acquisition over the past 3 years. Under this scenario, 2 fields are impaired for a total impairment charge of $134,459.